Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenues [Abstract]
Revenues

Note 7 — Revenues

Contract Assets and Liabilities

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	March 31, 2026	December 31, 2025
	USD thousands
Accounts receivables	$216	$269
Contract liabilities (deferred revenues) – short term	$2,288	$2,816
Contract liabilities (deferred revenues) – long term	$41	$115

Remaining Performance Obligations

Remaining performance obligations represent contracted revenue that had not yet been recognized, and include billed deferred revenue, consisting of amounts invoiced to customers whether collected or uncollected which have not been recognized as revenue, as well as unbilled amounts that will be invoiced and recognized as revenue in future periods. As of March 31, 2026, the Company’s remaining performance obligations were $4,794 thousand, of which the Company expects to recognize $3,819 thousand and $975 thousand as revenue within one year and beyond one year, respectively.

Note 12 — Revenues

Revenues per geographical locations:

The Company operates globally and generates revenues from a diversified customer base across various geographical regions. Revenue is attributed to regions based on the Company’s selling entity to customers and resellers, as follows:

	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
USA	1,104	1,990
Israel	4,603	2,165
Total Revenue	5,707	4,155

Contract Assets and Liabilities

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Accounts receivables	269	113
Contract liabilities (deferred revenues) – short term	2,816	2,423
Contract liabilities (deferred revenues) – long term	115	362

For the year ended December 31, 2025, the Company recognized revenues in the following amounts from 2 single external customers: $593, $997 thousands. For the year ended December 31, 2024, the Company recognized revenues in the following amounts from 5 single external customers: $436, $455, $434, $447, $450 thousands.